SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation The accompanying unaudited interim financial statements have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America (“U.S.”) as promulgated by the Financial Accounting Standards Board (“FASB”) and Accounting Standards Codification (“ASC”) and Article 8 of the US Securities and Exchange (“SEC”) Regulation S-X for interim financial statements. In our opinion, the accompanying unaudited interim financial statements contain all adjustments (which are of a normal recurring nature) necessary for a fair presentation. Operating results for the three months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025.

(b) Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates during 2025 and 2024 include valuation of intangible assets, valuation of stock-based compensation and warrant and option issuance valuations and the valuation of deferred tax assets. Actual results could differ from these estimates.

(c) Cash and equivalents For purposes of the statement of cash flows, the Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents at March 31, 2025 and December 31, 2024.

(d) Prepaid expenses From time to time, the Company may prepay expenses either through the transfer of cash, assets or the issuance of securities. Prepaid expenses are amortized over the period of benefit.

( e) Property and equipment All property and equipment are recorded at cost and depreciated over their estimated useful lives of 5 years, using the straight-line method. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from their respective accounts, and the resulting gain or loss is included in the results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred. Depreciation expense was $342 and $2,392 for the three months ended March 31, 2025 and 2024, respectively.

(f) Intangible Assets The useful life of intangible assets is assessed as either finite or indefinite. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

Intangible assets with finite useful lives are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the estimated useful lives. These assets are reviewed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, continued

(f) Intangible Assets, continued Intangible assets which consist of certain license agreements with indefinite useful lives are amortized using a presumed life of 20 years, and are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. If impairment indicators are present, these assets are subject to an impairment review. Any loss resulting from impairment of intangible assets is expensed in the period the impairment is identified.

(g) Impairment of Long-Lived Assets A long-lived asset is tested for impairment whenever events or changes in circumstances indicate that its carrying value amount may not be recoverable. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted cash flows resulting from its use and eventual disposition. The impairment loss is measured as the amount by which the carrying amount of the long-lived assets exceeds its fair value.

(h) Financial Instruments and Fair Value Measurements ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

ASC 825 also requires disclosures of the fair value of financial instruments. The carrying value of the Company’s current financial instruments, which include cash and cash equivalents, accounts payable and accrued liabilities approximates their fair values because of the short-term maturities of these instruments.

FASB ASC 820 “Fair Value Measurement” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. It also requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

(i) Related Party Transactions All transactions with related parties are in the normal course of operations and are measured at the exchange amount.

(j) Revenue Recognition The Company will recognize revenue in accordance with Accounting Standards Codification, (“ASC”), 606, “Revenue from Contracts with Customer”. This revenue recognition standard has a five step process: a) Determine whether a contract exists; b) Identify the performance obligations; c) Determine the transaction price; d) Allocate the transaction price; e) Recognize revenue when (or as) performance obligations are satisfied.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, continued

(k) Stock based compensation Stock-based compensation is accounted for based on the requirements of ASC 718 and ASU 2018-07 Compensation - Stock Compensation. ASU 2018-07 simplified the accounting for share-based payments made to non-employees so the accounting for such payments is substantially the same as those made to employees. Under this ASU, share-based awards to non-employees will be measured at fair value on the grant date of the awards, entities will need to assess the probability of satisfying performance conditions if any are present, and awards will continue to be classified according to ASC 718 upon vesting, which eliminates the need to reassess classification upon vesting, consistent with awards granted to employees.

Share-Based Payment Topic of ASC 718 requires recognition in the financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award or the vesting period, whichever is lesser. The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award. For share-based payments to non-employees,” the expense is recognized over the service period of the award.

(l) Income Taxes Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income, and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Tax positions initially need to be recognized in the financial statements when it is more-likely-than-not the positions will be sustained upon examination by the tax authorities.

(m) Net loss per share Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the Company. Diluted loss per share is computed by dividing the loss available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless consideration of such dilutive potential shares would result in anti-dilution. At March 31, 2025, the outstanding 248,897,579 warrants and 62,456,500 options and 302,400,000; 133,333,333 and 433,327,150 shares issuable upon conversion of the Series A, B and Series C preferred stock, respectively, to common stock are anti-dilutive. At December 31, 2024, the outstanding 65,230,919 warrants and 62,456,500 options and 259,000,000; 133,333,333 and 393,970,022 shares issuable upon conversion of the Series A, B and Series C preferred stock, respectively, to common stock are anti-dilutive.

(n) Reclassification Certain balances in the operating section of the 2024 Statement of Cash Flow have been reclassified to conform to the 2025 presentation. There was no effect to the cash used in operations as a result of the reclassifications.

(o) Recent Accounting Pronouncements In November 2024 the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2024-03 Disaggregation of Income Statement Expenses. The effective date is for fiscal years beginning after December 31, 2026.

In December 2023 the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures which is effective for fiscal years beginning after December 15, 2025. The Company does not believe that this ASU will have any material effect on its income tax reporting.

(p) Segment Reporting The Company operates as a single operating segment company. Per ASC 280 – “Segment Reporting”, the Company’s chief operating decision maker has been identified as the President and Chairman of the Boardr, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similarities in economic characteristics such as nature of services; and procurement processes. Since the Company operates in one segment, all financial information required by “Segment Reporting” can be found in the accompanying balance sheets and statements of operations and notes to statements.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, continued

(p) Segment Reporting , continued The table below provides information about the Company’s revenue, significant segment expenses and other segment expenses.

	Three months ended March 31, 2025	Three months ended March 31, 2024
Revenue	$-	$-
Cost of Revenue	-	-
Gross profit (loss)	-	-
Less segment expenses
General and administrative	282,539	761,616
Operating loss	(282,539)	(761,616)
Plus
Interest expense	228,375	345,188
Other income	(549)	(70)
Segment net loss	$(510,365)	$(1,106,734)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

a) Basis of Presentation The accompanying financial statements have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America (“U.S.”) as promulgated by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

b) Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates during 2024 and 2023 include valuation of intangible assets, valuation of stock-based compensation and warrant and option issuance valuations and the valuation of deferred tax assets. Actual results could differ from these estimates.

(c) Cash and equivalents The Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents at December 31, 2024 and 2023.

(d) Prepaid expenses From time to time, the Company may prepay expenses either through the transfer of cash, assets or the issuance of securities. Prepaid expenses are generally amortized over the period of benefit.

(e) Property and equipment All property and equipment are recorded at cost and depreciated over their estimated useful life of 5 years, using the straight-line method. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from their respective accounts, and the resulting gain or loss is included in the results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred. Depreciation expense was $3,417 and $456 for the years ended December 31, 2024 and 2023, respectively.

(f) Intangible Assets The useful life of intangible assets which consist of certain license agreements is assessed as either finite or indefinite. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

Intangible assets with finite useful lives are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the estimated useful lives. These assets are reviewed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable.

Intangible assets with indefinite useful lives which consists of certain license agreements are amortized using a presumed life of 20 years, and are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. If impairment indicators are present, these assets are subject to an impairment review. Any loss resulting from impairment of intangible assets is expensed in the period the impairment is identified.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, continued

(g) Impairment of Long-Lived Assets A long-lived asset is tested for impairment whenever events or changes in circumstances indicate that its carrying value amount may not be recoverable. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted cash flows resulting from its use and eventual disposition. The impairment loss is measured as the amount by which the carrying amount of the long-lived assets exceeds its fair value.

(h) Financial Instruments and Fair Value Measurements ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

ASC 825 also requires disclosures of the fair value of financial instruments. The carrying value of the Company’s current financial instruments, which include cash and cash equivalents, accounts payable and accrued liabilities approximates their fair values because of the short-term maturities of these instruments.

FASB ASC 820 “Fair Value Measurement” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. It also requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

(i) Related Party Transactions All transactions with related parties are in the normal course of operations and are measured at the exchange amount.

(j) Revenue Recognition The Company adopted and will follow Accounting Standards Codification, (“ASC”), 606, “Revenue from Contracts with Customer”. This revenue recognition standard has a five step process: a) Determine whether a contract exists; b) Identify the performance obligations; c) Determine the transaction price; d) Allocate the transaction price; e) Recognize revenue when (or as) performance obligations are satisfied.

(k) Stock based compensation Stock-based compensation is accounted for based on the requirements of ASC 718 and ASU 2018-07 Compensation - Stock Compensation. ASU 2018-07 simplified the accounting for share-based payments made to non-employees so the accounting for such payments is substantially the same as those made to employees. Under this ASU, share-based awards to non-employees will be measured at fair value on the grant date of the awards, entities will need to assess the probability of satisfying performance conditions if any are present, and awards will continue to be classified according to ASC 718 upon vesting, which eliminates the need to reassess classification upon vesting, consistent with awards granted to employees.

Share-Based Payment Topic of ASC 718 requires recognition in the financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award or the vesting period, whichever is lesser. The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award. For share-based payments to non-employees,” the expense is recognized over the service period of the award.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, continued

(l) Income Taxes Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income, and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Tax positions initially need to be recognized in the financial statements when it is more-likely-than-not the positions will be sustained upon examination by the tax authorities.

(m) Net income (loss) per share Basic income ( loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the Company. Diluted loss per share is computed by dividing the loss available to stockholders by the weighted average number of shares outstanding for the period and dilutive potential shares outstanding unless consideration of such dilutive potential shares would result in anti-dilution. At December 31, 2024, the outstanding 65,230,919 warrants and 62,456,500 options and 259,000,000 and 133,333,333 and 393,970,022 shares issuable upon conversion of the Series A, Series B and Series C preferred stock, respectively, to common stock are anti-dilutive. At December 31, 2023, the outstanding 75,127,744 warrants and 62,456,500 options and 99,633,333 and 387,112,879 shares issuable upon conversion of the Series B and Series C preferred stock, respectively, to common stock are anti-dilutive.

(n) Reclassification Certain balances in the operating section of the 2023 Statement of Cash Flow have been reclassified to conform to the 2024 presentation. There was no effect to the cash used in operations as a result of the reclassifications.

(o) Segment reporting The Company operates as a single operating segment company. Per ASC 280 – “Segment Reporting”, the Company’s chief operating decision maker has been identified as the President and Chairman of the Board, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similarities in economic characteristics such as nature of services; and procurement processes. Since the Company operates in one segment, all financial information required by “Segment Reporting” can be found in the accompanying balance sheets and statements of operations and notes to statements.

The table below provides information about the Company’s revenue, significant segment expenses and other segment expenses.

	Year ended December 31, 2024	Year ended December 31, 2023
Revenue	$-	$-
Cost of Revenue	-	-
Gross profit (loss)	-	-
Less segment expenses
General and administrative	2,357,108	1,932,610
Operating loss	(2,357,108)	(1,932,610)
Plus
Interest expense	1,079,979	1,357,341
Other income	(1,258)	(1,805)
Loss on debt extinguishment	-	668,667
Segment net loss	$(3,435,829)	$(3,956,813)

(o) Recent Accounting Pronouncements In November 2024 the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2024-03 Disaggregation of Income Statement Expenses. The effective date is for fiscal years beginning after December 31, 2026.

In December 2023 the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures which is effective for fiscal years beginning after December 15, 2025. The Company does not believe that this ASU will have any material effect on its income tax reporting.